Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Allowance for doubtful accounts	¥ 12,433		¥ 12,780
Accounts payable of consolidated VIE without recourse	615,254	$ 84,288	616,681
Deferred revenue of consolidated VIE without recourse	427,702	58,595	442,805
Accrued expenses and other current liabilities of consolidated VIE without recourse	704,410	96,504	630,617
Amount due to related parties of the consolidated VIE without recourse the Company	0		4,314
Operating lease liability current	141,971	19,450	60,008
Income tax payable of the consolidated VIE without recourse	157,057	21,517	94,719
Deferred tax liabilities , current portion of the consolidated VIEs without recourse	241,915	33,142	24,987
Lease liabilities, current portion of the consolidated VIEs without recourse	115,105	15,769	52,171
Related Party [Member]
Amount due to related parties of the consolidated VIE without recourse the Company	0	$ 0	4,314
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	510,373		521,303
Deferred revenue of consolidated VIE without recourse	394,895		428,547
Accrued expenses and other current liabilities of consolidated VIE without recourse	331,384		293,194
Amount due to related parties of the consolidated VIE without recourse the Company	372,044		355,822
Operating lease liability current	20,966		25,031
Income tax payable of the consolidated VIE without recourse	19,694		33,283
Deferred tax liabilities , current portion of the consolidated VIEs without recourse	2,820		4,073
Lease liabilities, current portion of the consolidated VIEs without recourse	6,672		25,206
Beijing Momo Technology Co., Ltd. [Member] | Related Party [Member]
Amount due to related parties of the consolidated VIE without recourse the Company	¥ 0		¥ 4,314
Class A Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	260,602,142	260,602,142	355,359,232
Ordinary shares, shares outstanding | shares	247,821,242	247,821,242	294,720,726
Class B Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466